Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.0%
		Brazil: 3.5%
88,708		Ambev SA	$251,504	0.2
12,108		Atacadao Distribuicao Comercio e Industria Ltd.	29,694	0.0
114,174		B3 SA - Brasil Bolsa Balcao	232,698	0.2
28,836		Banco Bradesco SA	67,475	0.1
21,571		Banco BTG Pactual SA - Unit	83,416	0.1
15,702		Banco do Brasil S.A.	121,255	0.1
6,503		Banco Santander Brasil SA - Unit	34,475	0.0
12,828		BB Seguridade Participacoes SA	82,256	0.1
21,677		CCR SA	54,402	0.0
22,668		Centrais Eletricas Brasileiras SA	148,706	0.1
6,368		Cia de Saneamento Basico do Estado de Sao Paulo	63,524	0.1
11,801		Cia Siderurgica Nacional S.A.	35,949	0.0
22,410		Cosan SA	66,897	0.1
4,502		CPFL Energia SA	28,157	0.0
3,909		Energisa SA - Unit	31,081	0.0
15,977	(1)	Eneva SA	33,067	0.0
3,960		Engie Brasil Energia SA	31,299	0.0
18,901		Equatorial Energia SA	100,501	0.1
83,547	(1),(2)	Hapvida Participacoes e Investimentos S/A	43,352	0.0
7,528		Hypera S.A.	56,292	0.0
14,093		JBS SA	49,494	0.0
14,407		Klabin SA - Unit	51,449	0.0
13,822		Localiza Rent a Car SA (RENT3)	145,216	0.1
18,259		Lojas Renner SA	59,801	0.1
55,599	(1)	Magazine Luiza SA	36,310	0.0
16,267		Natura & Co. Holding SA	42,365	0.0
13,034	(1)	Petro Rio SA	80,311	0.1
69,785		Petroleo Brasileiro SA	365,416	0.3
19,921		Raia Drogasil SA	95,862	0.1
10,560	(2)	Rede D'Or Sao Luiz SA	44,441	0.0
23,794		Rumo SA	88,492	0.1
22,037		Sendas Distribuidora SA	67,479	0.1
13,964		Suzano SA	114,804	0.1
9,337		Telefonica Brasil SA-VIVT3	71,311	0.1
15,363		TIM SA/Brazil	38,071	0.0
9,748		Totvs S.A.	54,082	0.0
12,920		Ultrapar Participacoes SA	35,611	0.0
71,933		Vale SA	1,136,804	0.9
21,252		Vibra Energia SA	60,924	0.1
31,403		Weg S.A.	250,929	0.2
			4,485,172	3.5

		Chile: 0.3%
816,861		Banco de Chile	79,334	0.1
981		Banco de Credito e Inversiones SA	28,756	0.0
1,158,263		Banco Santander Chile	51,364	0.1
24,907		Cencosud SA	48,129	0.0
2,694		Cia Cervecerias Unidas SA	20,742	0.0
281,966		Cia Sud Americana de Vapores SA	28,037	0.0
19,842		Empresas CMPC SA	33,159	0.0
6,978		Empresas COPEC SA	49,248	0.0
382,941		Enel Americas SA	50,440	0.1
519,153		Enel Chile SA	28,319	0.0
13,131		Falabella SA	30,197	0.0
			447,725	0.3

		China: 31.4%
2,255		360 DigiTech, Inc. ADR	43,747	0.0
9,300		360 Security Technology, Inc. - A Shares	23,669	0.0
3,200		37 Interactive Entertainment Network Technology Group Co. Ltd. - A Shares	13,242	0.0
28,000	(2)	3SBio, Inc.	27,866	0.0
13,000	(1)	AAC Technologies Holdings, Inc.	32,154	0.0
894	(1)	Advanced Micro-Fabrication Equipment, Inc. China - A Shares	19,260	0.0
3,300		AECC Aviation Power Co. Ltd. - A Shares	20,767	0.0
89,800		Agricultural Bank of China Ltd. - A Shares	40,661	0.1
547,000		Agricultural Bank of China Ltd. - H Shares	202,568	0.2
7,800		Aier Eye Hospital Group Co. Ltd. - A Shares	35,254	0.0
36,000	(1)	Air China Ltd. - H Shares	32,197	0.0
8,000	(1),(2)	Akeso, Inc.	41,306	0.1
279,300	(1)	Alibaba Group Holding Ltd.	3,537,473	2.8
88,000	(1)	Alibaba Health Information Technology Ltd.	63,467	0.1
19,200		Aluminum Corp. of China Ltd. - A Shares	15,427	0.0
72,000		Aluminum Corp. of China Ltd. - H Shares	36,469	0.0
1,500		Angel Yeast Co. Ltd. - A Shares	9,110	0.0
5,000		Anhui Conch Cement Co., Ltd. - A Shares	20,546	0.0
23,000		Anhui Conch Cement Co., Ltd. - H Shares	79,711	0.1
500		Anhui Gujing Distillery Co. Ltd. - A Shares	21,501	0.0
2,000		Anhui Gujing Distillery Co. Ltd. - B Shares	35,713	0.0
1,000		Anhui Kouzi Distillery Co. Ltd. - A Shares	10,247	0.0
1,100		Anhui Yingjia Distillery Co. Ltd. - A Shares	10,655	0.0
500		Anjoy Foods Group Co. Ltd. - A Shares	11,924	0.0
23,000		Anta Sports Products Ltd.	333,940	0.3
500		Asymchem Laboratories Tianjin Co. Ltd. - A Shares	9,701	0.0
1,386		Autohome, Inc. ADR	46,389	0.0
2,900		Avary Holding Shenzhen Co. Ltd. - A Shares	13,114	0.0
1,100		AVIC Helicopter Co. Ltd. - A Shares	6,776	0.0

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

14,700		AVIC Industry-Finance Holdings Co. Ltd. - A Shares	8,770	0.0
51,000		AviChina Industry & Technology Co. Ltd. - H Shares	26,798	0.0
41,500	(1)	Baidu, Inc.	781,913	0.6
28,600		Bank of Beijing Co. Ltd. - A Shares	18,327	0.0
5,800		Bank of Chengdu Co. Ltd. - A Shares	11,448	0.0
42,100		Bank of China Ltd. - A Shares	20,703	0.0
1,492,000		Bank of China Ltd. - H Shares	571,984	0.5
39,900		Bank of Communications Co. Ltd. - A Shares	29,681	0.0
161,000		Bank of Communications Co., Ltd. - H Shares	101,254	0.1
8,600		Bank of Hangzhou Co. Ltd. - A Shares	14,533	0.0
18,800		Bank of Jiangsu Co. Ltd. - A Shares	19,230	0.0
13,500		Bank of Nanjing Co. Ltd. - A Shares	17,606	0.0
6,900		Bank of Ningbo Co. Ltd. - A Shares	27,408	0.0
19,300		Bank of Shanghai Co. Ltd. - A Shares	16,832	0.0
25,700		Baoshan Iron & Steel Co. Ltd. - A Shares	23,336	0.0
11,600	(1)	BeiGene Ltd.	193,079	0.2
36,000	(1)	Beijing Capital International Airport Co., Ltd. - H Shares	26,514	0.0
800		Beijing Easpring Material Technology Co. Ltd. - A Shares	6,717	0.0
5,300		Beijing Enlight Media Co. Ltd. - A Shares	6,863	0.0
9,500		Beijing Enterprises Holdings Ltd.	34,196	0.0
88,000		Beijing Enterprises Water Group Ltd.	21,989	0.0
517		Beijing Kingsoft Office Software, Inc. - A Shares	35,596	0.0
2,800		Beijing New Building Materials PLC - A Shares	10,923	0.0
2,100		Beijing Tongrentang Co. Ltd. - A Shares	16,861	0.0
800		Beijing United Information Technology Co. Ltd. - A Shares	9,661	0.0
900		Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. - A Shares	15,213	0.0
700		Bethel Automotive Safety Systems Co. Ltd. - A Shares	7,264	0.0
3,540	(1)	Bilibili, Inc.	83,297	0.1
732		Bloomage Biotechnology Corp. Ltd. - A Shares	12,088	0.0
41,900		BOE Technology Group Co. Ltd. - A Shares	27,074	0.0
60,000		Bosideng International Holdings Ltd.	33,481	0.0
2,000		BYD Co. Ltd. - A Shares	74,512	0.1
15,500		Byd Co., Ltd. - H Shares	455,950	0.4
13,000		BYD Electronic International Co. Ltd.	40,458	0.1
2,900		By-health Co. Ltd. - A Shares	8,995	0.0
11,000		C&D International Investment Group Ltd.	36,126	0.0
7,600		Caitong Securities Co. Ltd. - A Shares	8,314	0.0
1,100		Canmax Technologies Co. Ltd	8,215	0.0
196,000	(2)	CGN Power Co. Ltd. - H Shares	46,925	0.1
600		Changchun High & New Technology Industry Group, Inc. - A Shares	14,269	0.0
9,400		Changjiang Securities Co. Ltd. - A Shares	7,622	0.0
500		Changzhou Xingyu Automotive Lighting Systems Co. Ltd. - A Shares	8,746	0.0
3,000		Chaozhou Three-Circle Group Co. Ltd. - A Shares	13,149	0.0
1,600		Chengxin Lithium Group Co. Ltd. - A Shares	8,037	0.0
4,600		China Baoan Group Co. Ltd. - A Shares	7,617	0.0
170,000		China Cinda Asset Management Co. Ltd. - H Shares	21,486	0.0
164,000		China CITIC Bank Corp. Ltd. - H Shares	82,502	0.1
39,000		China Coal Energy Co. - H Shares	29,596	0.0
48,000		China Communications Services Corp., Ltd. - H Shares	23,619	0.0
30,000		China Conch Venture Holdings Ltd.	52,537	0.1
1,809,000		China Construction Bank - H Shares	1,170,776	0.9
15,000		China Construction Bank Corp. - A Shares	12,968	0.0
5,500		China CSSC Holdings Ltd. - A Shares	18,773	0.0
17,200	(1)	China Eastern Airlines Corp. Ltd. - A Shares	12,892	0.0
47,600		China Energy Engineering Corp. Ltd. - A Shares	16,701	0.0
48,800		China Everbright Bank Co. Ltd. - A Shares	21,376	0.0
67,000		China Everbright Bank Co. Ltd. - H Shares	20,325	0.0
68,000		China Everbright Environment Group Ltd.	29,166	0.0
67,000	(2)	China Feihe Ltd.	50,214	0.1
64,000		China Galaxy Securities Co. Ltd. - H Shares	32,222	0.0
56,000		China Gas Holdings Ltd.	78,844	0.1
5,200		China Greatwall Technology Group Co. Ltd. - A Shares	9,370	0.0
42,500		China Hongqiao Group Ltd.	40,842	0.1
1,800		China International Capital Corp. Ltd. - A Shares	10,194	0.0

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

28,000	(2)	China International Capital Corp. Ltd. - H Shares	56,177	0.1
120,000		China Jinmao Holdings Group Ltd.	23,361	0.0
6,200		China Jushi Co. Ltd. - A Shares	13,185	0.0
24,000		China Lesso Group Holdings Ltd.	21,444	0.0
3,700		China Life Insurance Co. Ltd. - A Shares	17,934	0.0
140,000		China Life Insurance Co., Ltd. - H Shares	229,750	0.2
7,600	(1),(2)	China Literature Ltd.	39,247	0.1
62,000		China Longyuan Power Group Corp. Ltd. - H Shares	70,731	0.1
25,000		China Medical System Holdings Ltd.	39,444	0.1
2,900		China Meheco Co. Ltd. - A Shares	5,805	0.0
12,000		China Meidong Auto Holdings Ltd.	25,883	0.0
59,000		China Mengniu Dairy Co., Ltd.	241,867	0.2
22,700		China Merchants Bank Co. Ltd. - A Shares	113,050	0.1
73,000		China Merchants Bank Co., Ltd. - H Shares	370,695	0.3
13,400		China Merchants Energy Shipping Co. Ltd. - A Shares	13,676	0.0
26,000		China Merchants Port Holdings Co. Ltd.	39,915	0.1
9,600		China Merchants Securities Co. Ltd. - A Shares	19,268	0.0
10,000		China Merchants Shekou Industrial Zone Holdings Co. Ltd. - A Shares	19,765	0.0
42,400		China Minsheng Banking Corp. Ltd. - A Shares	21,301	0.0
111,000		China Minsheng Banking Corp. Ltd. - H Shares	38,034	0.0
72,000		China National Building Material Co., Ltd. - H Shares	59,179	0.1
9,200		China National Chemical Engineering Co. Ltd. - A Shares	12,424	0.0
23,200		China National Nuclear Power Co. Ltd. - A Shares	21,597	0.0
1,000		China National Software & Service Co. Ltd. - A Shares	10,035	0.0
4,900		China Northern Rare Earth Group High-Tech Co. Ltd. - A Shares	18,617	0.0
34,000		China Oilfield Services Ltd. - H Shares	34,952	0.0
71,500		China Overseas Land & Investment Ltd.	172,492	0.2
25,000		China Overseas Property Holdings Ltd.	30,500	0.0
7,200		China Pacific Insurance Group Co. Ltd. - A Shares	27,168	0.0
49,200		China Pacific Insurance Group Co., Ltd. - H Shares	130,434	0.1
34,300		China Petroleum & Chemical Corp. - A Shares	28,034	0.0
478,000		China Petroleum & Chemical Corp. - H Shares	282,077	0.2
90,000		China Power International Development Ltd. - H Shares	35,838	0.0
23,100		China Railway Group Ltd. - A Shares	23,119	0.0
77,000		China Railway Group Ltd. - H Shares	46,988	0.1
1,700	(1)	China Rare Earth Resources And Technology Co. Ltd. - A Shares	8,356	0.0
30,000		China Resources Beer Holdings Co Ltd.	241,002	0.2
48,000		China Resources Cement Holdings Ltd. - H Shares	23,570	0.0
17,500		China Resources Gas Group Ltd.	64,372	0.1
60,000		China Resources Land Ltd.	273,230	0.2
1,576		China Resources Microelectronics Ltd. - A Shares	13,893	0.0
12,600	(2)	China Resources Mixc Lifestyle Services Ltd.	66,248	0.1
30,000	(2)	China Resources Pharmaceutical Group Ltd.	23,737	0.0
36,000		China Resources Power Holdings Co.	76,809	0.1
1,500		China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. - A Shares	12,540	0.0
104,000	(1)	China Ruyi Holdings Ltd.	27,199	0.0
7,000		China Shenhua Energy Co. Ltd. - A Shares	28,681	0.0
63,500		China Shenhua Energy Co., Ltd. - H Shares	199,830	0.2
15,800	(1)	China Southern Airlines Co. Ltd. - A Shares	18,100	0.0
36,000	(1)	China Southern Airlines Co. Ltd. - H Shares	25,684	0.0
44,000		China State Construction Engineering Corp. Ltd. - A Shares	37,098	0.0
36,000		China State Construction International Holdings Ltd.	40,728	0.1
26,200		China Taiping Insurance Holdings Co., Ltd.	27,859	0.0
32,500		China Three Gorges Renewables Group Co. Ltd. - A Shares	25,937	0.0
2,100		China Tourism Group Duty Free Corp. Ltd. - A Shares	56,079	0.1
1,300	(1),(2)	China Tourism Group Duty Free Corp. Ltd. - H Shares	32,086	0.0

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

822,000	(2)	China Tower Corp. Ltd. - H Shares	99,487	0.1
52,000		China Traditional Chinese Medicine Holdings Co. Ltd.	27,244	0.0
33,500		China United Network Communications Ltd. - A Shares	26,430	0.0
11,000		China Vanke Co. Ltd. - A Shares	24,307	0.0
38,900		China Vanke Co. Ltd. - H Shares	61,382	0.1
25,200		China Yangtze Power Co. Ltd. - A Shares	77,884	0.1
800		China Zhenhua Group Science & Technology Co. Ltd. - A Shares	10,495	0.0
50,000		Chinasoft International Ltd.	31,676	0.0
700		Chongqing Brewery Co. Ltd. - A Shares	12,745	0.0
11,000		Chongqing Changan Automobile Co. Ltd. - A Shares	19,133	0.0
1,800		Chongqing Zhifei Biological Products Co. Ltd. - A Shares	21,508	0.0
37,200		Chow Tai Fook Jewellery Group Ltd.	73,920	0.1
108,000		CITIC Ltd.	126,232	0.1
13,000		CITIC Securities Co. Ltd. - A Shares	38,799	0.1
39,000		CITIC Securities Co. Ltd. - H Shares	83,421	0.1
22,900		CMOC Group Ltd. - A Shares	19,942	0.0
66,000		CMOC Group Ltd. - H Shares	39,952	0.1
900		CNGR Advanced Material Co. Ltd. - A Shares	9,390	0.0
2,700		Contemporary Amperex Technology Co. Ltd. - A Shares	159,817	0.1
5,400	(1)	COSCO SHIPPING Energy Transportation Co. Ltd. - A Shares	10,640	0.0
14,500		COSCO SHIPPING Holdings Co. Ltd. - A Shares	23,310	0.0
59,000		COSCO SHIPPING Holdings Co., Ltd. - H Shares	66,515	0.1
36,000		COSCO Shipping Ports, Ltd.	24,072	0.0
231,000		Country Garden Holdings Co. Ltd.	64,862	0.1
41,000		Country Garden Services Holdings Co. Ltd. - H Shares	70,688	0.1
26,900		CRRC Corp. Ltd. - A Shares	23,976	0.0
80,000		CRRC Corp. Ltd. - H Shares	43,667	0.1
5,300		CSC Financial Co. Ltd. - A Shares	19,796	0.0
168,000		CSPC Pharmaceutical Group Ltd.	164,693	0.1
1,200		Dajin Heavy Industry Co. Ltd. - A Shares	6,148	0.0
48,500	(2)	Dali Foods Group Co. Ltd.	20,222	0.0
21,300		Daqin Railway Co. Ltd. - A Shares	22,309	0.0
1,107	(1)	Daqo New Energy Corp. ADR	51,852	0.0
1,600		DaShenLin Pharmaceutical Group Co. Ltd. - A Shares	8,677	0.0
4,200		Dongfang Electric Corp. Ltd. - A Shares	11,596	0.0
56,000		Dongfeng Motor Group Co., Ltd. - H Shares	26,307	0.0
27,000		Dongyue Group Ltd.	27,907	0.0
7,500	(1),(2)	East Buy Holding Ltd	32,104	0.0
14,200		East Money Information Co. Ltd. - A Shares	41,419	0.1
900		Ecovacs Robotics Co. Ltd. - A Shares	10,799	0.0
14,900		ENN Energy Holdings Ltd.	204,025	0.2
2,500		Eve Energy Co. Ltd. - A Shares	25,389	0.0
5,800		Everbright Securities Co. Ltd. - A Shares	12,850	0.0
6,800	(1)	Fangda Carbon New Material Co. Ltd. - A Shares	6,378	0.0
29,000		Far East Horizon Ltd.	26,042	0.0
7,500		First Capital Securities Co. Ltd. - A Shares	6,518	0.0
2,500		Flat Glass Group Co. Ltd. - A Shares	12,489	0.0
9,000		Flat Glass Group Co. Ltd. - H Shares	25,742	0.0
19,900		Focus Media Information Technology Co. Ltd. - A Shares	19,878	0.0
4,200		Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	46,775	0.1
44,000		Fosun International Ltd.	32,242	0.0
11,000		Foxconn Industrial Internet Co. Ltd. - A Shares	27,518	0.0
3,000		Fuyao Glass Industry Group Co. Ltd. - A Shares	15,180	0.0
11,200	(2)	Fuyao Glass Industry Group Co. Ltd. - H Shares	48,835	0.1
2,000		Ganfeng Lithium Co. Ltd. - A Shares	19,376	0.0
6,600	(2)	Ganfeng Lithium Co. Ltd.- H Shares	41,127	0.1
378,000	(1)	GCL Poly Energy Holdings Ltd.	97,835	0.1
26,200	(1)	GD Power Development Co. Ltd. - A Shares	14,507	0.0
16,000	(1)	GDS Holdings Ltd.	37,585	0.0
113,000		Geely Automobile Holdings Ltd.	145,614	0.1
8,500		GEM Co. Ltd. - A Shares	9,252	0.0
7,500		Gemdale Corp. - A Shares	9,138	0.0
22,000	(1)	Genscript Biotech Corp. - H Shares	47,066	0.1
8,000		GF Securities Co. Ltd. - A Shares	18,364	0.0

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

20,400		GF Securities Co. Ltd. - H Shares	28,854	0.0
1,000		GigaDevice Semiconductor, Inc. - A Shares	17,808	0.0
600	(1)	Ginlong Technologies Co. Ltd. - A Shares	11,679	0.0
5,000		GoerTek, Inc. - A Shares	15,603	0.0
2,700		Gotion High-tech Co. Ltd. - A Shares	11,723	0.0
3,700		Great Wall Motor Co. Ltd. - A Shares	15,087	0.0
55,500		Great Wall Motor Co. Ltd. - H Shares	68,673	0.1
3,900		Gree Electric Appliances, Inc. of Zhuhai - A Shares	20,818	0.0
18,000		Greentown China Holdings Ltd. - H Shares	23,297	0.0
34,000		Greentown Service Group Co. Ltd.	21,449	0.0
2,300		Guangdong Haid Group Co. Ltd. - A Shares	19,537	0.0
54,000		Guangdong Investment Ltd.	55,241	0.1
10,100		Guanghui Energy Co. Ltd. - A Shares	13,598	0.0
7,600		Guangzhou Automobile Group Co. Ltd. - A Shares	12,344	0.0
54,000		Guangzhou Automobile Group Co. Ltd. - H Shares	34,123	0.0
2,300		Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - A Shares	11,077	0.0
800		Guangzhou Great Power Energy & Technology Co. Ltd. - A Shares	6,630	0.0
800		Guangzhou Kingmed Diagnostics Group Co. Ltd. - A Shares	10,261	0.0
1,100		Guangzhou Shiyuan Electronic Technology Co. Ltd. - A Shares	11,984	0.0
2,800		Guangzhou Tinci Materials Technology Co. Ltd. - A Shares	17,123	0.0
9,400		Guosen Securities Co. Ltd. - A Shares	12,832	0.0
9,700		Guotai Junan Securities Co. Ltd. - A Shares	20,298	0.0
7,400		Guoyuan Securities Co. Ltd. - A Shares	7,288	0.0
3,604	(1)	H World Group Ltd. ADR	176,524	0.1
20,000	(1),(2)	Haidilao International Holding Ltd.	54,204	0.1
7,400		Haier Smart Home Co. Ltd. - A Shares	24,405	0.0
43,200		Haier Smart Home Co. Ltd. - H Shares	135,271	0.1
11,000		Haitian International Holdings Ltd.	28,514	0.0
13,800		Haitong Securities Co. Ltd. - A Shares	17,719	0.0
52,000		Haitong Securities Co. Ltd. - H Shares	32,460	0.0
5,700		Hangzhou Binjiang Real Estate Group Co. Ltd. - A Shares	7,556	0.0
1,900		Hangzhou First Applied Material Co. Ltd. - A Shares	16,243	0.0
1,700		Hangzhou Robam Appliances Co. Ltd. - A Shares	7,021	0.0
2,100		Hangzhou Silan Microelectronics Co. Ltd. - A Shares	11,329	0.0
600		Hangzhou Tigermed Consulting Co. Ltd. - A Shares	8,361	0.0
2,400	(2)	Hangzhou Tigermed Consulting Co. Ltd. - H Shares	22,612	0.0
22,000	(2)	Hansoh Pharmaceutical Group Co. Ltd.	38,137	0.0
3,600		Henan Shenhuo Coal & Power Co. Ltd. - A Shares	9,263	0.0
4,900		Henan Shuanghui Investment & Development Co. Ltd. - A Shares	18,491	0.0
11,500		Hengan International Group Co., Ltd.	53,269	0.1
7,900		Hengli Petrochemical Co. Ltd. - A Shares	18,640	0.0
6,700		Hengyi Petrochemical Co. Ltd. - A Shares	7,917	0.0
19,600		Hesteel Co. Ltd. - A Shares	6,647	0.0
700		Hithink RoyalFlush Information Network Co. Ltd. - A Shares	20,850	0.0
1,200		Hoshine Silicon Industry Co. Ltd. - A Shares	14,513	0.0
11,000	(1),(2)	Hua Hong Semiconductor Ltd.	48,773	0.1
13,100		Huadian Power International Corp. Ltd. - A Shares	11,048	0.0
2,600		Huadong Medicine Co. Ltd. - A Shares	17,533	0.0
8,300		Huafon Chemical Co. Ltd. - A Shares	9,019	0.0
3,000		Hualan Biological Engineering, Inc. - A Shares	9,556	0.0
13,200	(1)	Huaneng Power International, Inc. - A Shares	16,466	0.0
74,000	(1)	Huaneng Power International, Inc. - H Shares	38,874	0.1
10,100		Huatai Securities Co. Ltd. - A Shares	18,789	0.0
27,600	(2)	Huatai Securities Co. Ltd. - H Shares	31,506	0.0
19,100		Huaxia Bank Co. Ltd. - A Shares	14,969	0.0
2,700		Huaxin Cement Co. Ltd. - A Shares	6,109	0.0
4,900		Huayu Automotive Systems Co. Ltd. - A Shares	11,934	0.0
1,900		Hubei Xingfa Chemicals Group Co. Ltd. - A Shares	8,432	0.0

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

800		Huizhou Desay Sv Automotive Co. Ltd. - A Shares	12,913	0.0
2,700		Humanwell Healthcare Group Co. Ltd. - A Shares	10,518	0.0
2,600		Hundsun Technologies, Inc. - A Shares	20,149	0.0
6,200	(1),(2)	Hygeia Healthcare Holdings Co. Ltd.	44,209	0.1
2,800		Iflytek Co. Ltd. - A Shares	25,945	0.0
300		Imeik Technology Development Co. Ltd. - A Shares	24,405	0.0
1,061,000		Industrial & Commercial Bank of China - H Shares	563,857	0.5
66,800		Industrial & Commercial Bank of China Ltd. - A Shares	43,373	0.1
22,100		Industrial Bank Co. Ltd. - A Shares	54,399	0.1
13,100		Industrial Securities Co. Ltd. - A Shares - A Shares	11,672	0.0
700		Ingenic Semiconductor Co. Ltd. - A Shares	9,083	0.0
64,500		Inner Mongolia BaoTou Steel Union Co. Ltd. - A Shares	17,756	0.0
14,200		Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. - A Shares	9,339	0.0
6,800		Inner Mongolia Yili Industrial Group Co. Ltd. - A Shares	28,765	0.0
8,200	(1)	Inner Mongolia Yitai Coal Co. - A Shares	12,052	0.0
11,200		Inner Mongolia Yitai Coal Co. Ltd.	16,453	0.0
6,200		Inner Mongolia Yuan Xing Energy Co. Ltd. - A Shares	7,786	0.0
20,000	(1),(2)	Innovent Biologics, Inc.	89,710	0.1
2,300		Inspur Electronic Information Industry Co. Ltd. - A Shares	11,778	0.0
8,026	(1)	iQIYI, Inc. ADR	58,429	0.1
2,900		JA Solar Technology Co. Ltd. - A Shares	24,143	0.0
1,400		Jason Furniture Hangzhou Co. Ltd. - A Shares	8,265	0.0
2,600		JCET Group Co. Ltd. - A Shares	12,303	0.0
20,850	(1),(2)	JD Health International, Inc. - H Shares	154,602	0.1
40,700		JD.com, Inc. - Class A	888,733	0.7
6,500		Jiangsu Eastern Shenghong Co. Ltd. - A Shares	12,868	0.0
24,000		Jiangsu Expressway Co. Ltd. - H Shares	22,319	0.0
1,800		Jiangsu Hengli Hydraulic Co. Ltd. - A Shares	17,352	0.0
6,900		Jiangsu Hengrui Pharmaceuticals Co. Ltd. - A Shares	42,989	0.1
1,800		Jiangsu King's Luck Brewery JSC Ltd. - A Shares	16,985	0.0
600		Jiangsu Pacific Quartz Co. Ltd. - A Shares	10,783	0.0
1,600		Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - A Shares	38,407	0.1
1,800		Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. - A Shares	8,335	0.0
5,000		Jiangsu Zhongtian Technology Co. Ltd. - A Shares	12,449	0.0
21,000		Jiangxi Copper Co., Ltd. - H Shares	35,553	0.0
2,900	(1)	Jiangxi Special Electric Motor Co. Ltd. - A Shares	6,506	0.0
500		JiuGui Liquor Co. Ltd. - A Shares	9,396	0.0
13,000	(2)	Jiumaojiu International Holdings Ltd.	30,905	0.0
800		Joinn Laboratories China Co. Ltd. - A Shares	6,097	0.0
909		JOYY, Inc. ADR	28,343	0.0
1,100		Juewei Food Co. Ltd. - A Shares	7,025	0.0
3,406	(1)	Kanzhun Ltd. ADR	64,816	0.1
12,553	(1)	KE Holdings, Inc. ADR	236,499	0.2
3,400		Keda Industrial Group Co. Ltd. - A Shares	7,153	0.0
12,000		Kingboard Holdings Ltd.	36,898	0.0
19,500		Kingboard Laminates Holdings Ltd.	20,383	0.0
49,000	(1)	Kingdee International Software Group Co., Ltd.	79,153	0.1
17,600		Kingsoft Corp. Ltd.	86,520	0.1
33,200	(1),(2)	Kuaishou Technology	255,285	0.2
3,700		Kuang-Chi Technologies Co. Ltd. - A Shares	8,938	0.0
72,000		Kunlun Energy Co. Ltd.	56,212	0.1
1,400		Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	369,823	0.3
3,800		LB Group Co. Ltd. - A Shares	11,185	0.0
1,138	(1)	Legend Biotech Corp. ADR	54,874	0.1
136,000		Lenovo Group Ltd.	147,344	0.1
7,500		Lens Technology Co. Ltd. - A Shares	14,746	0.0
3,000		Lepu Medical Technology Beijing Co. Ltd. - A Shares	10,115	0.0
21,100	(1)	Li Auto, Inc.	263,878	0.2
44,500		Li Ning Co. Ltd.	349,944	0.3
11,600	(1)	Lingyi iTech Guangdong Co. - A Shres - A Shares	10,455	0.0
35,000	(2)	Longfor Group Holdings Ltd.	98,713	0.1
8,200		LONGi Green Energy Technology Co. Ltd. - A Shares	48,251	0.1
13,646		Lufax Holding Ltd. ADR	27,838	0.0
7,500		Luxshare Precision Industry Co. Ltd. - A Shares	33,130	0.0
1,600		Luzhou Laojiao Co. Ltd. - A Shares	59,089	0.1

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

2,800		Mango Excellent Media Co. Ltd. - A Shares	15,181	0.0
800		Maxscend Microelectronics Co. Ltd. - A Shares	14,505	0.0
93,300	(1),(2)	Meituan Class B	1,692,669	1.3
26,400		Metallurgical Corp. of China Ltd. - A Shares	14,981	0.0
12,200	(1)	Microport Scientific Corp.	28,734	0.0
3,400		Ming Yang Smart Energy Group Ltd. - A Shares	11,157	0.0
1,706		MINISO Group Holding Ltd. ADR	30,265	0.0
14,000		Minth Group Ltd.	42,492	0.1
1,604		Montage Technology Co. Ltd. - A Shares	16,273	0.0
5,700		Muyuan Foods Co. Ltd. - A Shares	40,592	0.1
2,900		Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. - A Shares	6,887	0.0
7,800		NARI Technology Co. Ltd. - A Shares	30,753	0.0
600		NAURA Technology Group Co. Ltd. - A Shares	23,282	0.0
37,100		NetEase, Inc.	654,922	0.5
3,100		New China Life Insurance Co. Ltd. - A Shares	13,744	0.0
16,100		New China Life Insurance Co. Ltd. - H Shares	38,238	0.1
7,000	(1)	New Hope Liuhe Co. Ltd. - A Shares	13,480	0.0
28,700	(1)	New Oriental Education & Technology Group, Inc.	110,138	0.1
34,000		Nine Dragons Paper Holdings Ltd.	25,455	0.0
2,100		Ninestar Corp. - A Shares	13,715	0.0
300		Ningbo Deye Technology Co. Ltd. - A Shares	11,293	0.0
1,100		Ningbo Orient Wires & Cables Co. Ltd. - A Shares	7,886	0.0
744		Ningbo Ronbay New Energy Technology Co. Ltd. - A Shares	7,430	0.0
3,700		Ningbo Shanshan Co. Ltd. - A Shares	9,291	0.0
1,700		Ningbo Tuopu Group Co. Ltd. - A Shares	15,932	0.0
9,200		Ningxia Baofeng Energy Group Co. Ltd. - A Shares	19,771	0.0
25,832	(1)	NIO, Inc. ADR	271,494	0.2
33,000	(2)	Nongfu Spring Co. Ltd. - H Shares	190,272	0.2
8,500		Offshore Oil Engineering Co. Ltd. - A Shares	7,582	0.0
800		Oppein Home Group, Inc. - A Shares	14,073	0.0
2,500		Orient Overseas International Ltd.	47,989	0.1
10,900		Orient Securities Co. Ltd./China - A Shares	15,549	0.0
1,600		Ovctek China, Inc. - A Shares	7,713	0.0
13,700	(1)	Pangang Group Vanadium Titanium & Resources Co. Ltd. - A Shares	9,846	0.0
9,515	(1)	PDD Holdings, Inc. ADR	722,189	0.6
153,000		Peoples Insurance Co. Group of China Ltd. - H Shares	51,053	0.1
26,900		PetroChina Co. Ltd. - A Shares	23,162	0.0
396,000		PetroChina Co., Ltd. - H Shares	233,931	0.2
1,500		Pharmaron Beijing Co. Ltd. - A Shares	10,697	0.0
4,200	(2)	Pharmaron Beijing Co. Ltd. - H Shares	17,577	0.0
128,000		PICC Property & Casualty Co., Ltd. - H Shares	130,574	0.1
20,300		Ping An Bank Co. Ltd. - A Shares	36,992	0.0
9,700	(1),(2)	Ping An Healthcare and Technology Co. Ltd.	24,426	0.0
11,800		Ping An Insurance Group Co. of China Ltd. - A Shares	78,171	0.1
119,000		Ping An Insurance Group Co. of China Ltd. - H Shares	769,836	0.6
4,400		Pingdingshan Tianan Coal Mining Co. Ltd. - A Shares	6,631	0.0
14,100		Poly Developments and Holdings Group Co. Ltd. - A Shares	28,948	0.0
10,800	(2)	Pop Mart International Group Ltd.	29,410	0.0
31,700		Postal Savings Bank of China Co. Ltd. - A Shares	21,464	0.0
147,000	(2)	Postal Savings Bank of China Co. Ltd. - H Shares	87,179	0.1
19,700		Power Construction Corp. of China Ltd. - A Shares	20,428	0.0
300		Proya Cosmetics Co. Ltd. - A Shares	7,944	0.0
7,500	(1)	Qinghai Salt Lake Industry Co. Ltd. - A Shares	24,397	0.0
11,800		Rongsheng Petrochemical Co. Ltd. - A Shares	26,005	0.0
10,000		SAIC Motor Corp. Ltd. - A Shares	20,928	0.0
600		Sangfor Technologies, Inc. - A Shares	12,938	0.0
23,000		Sany Heavy Equipment International Holdings Co. Ltd.	23,906	0.0
9,600		Sany Heavy Industry Co. Ltd. - A Shares	23,855	0.0
5,200		Satellite Chemical Co. Ltd. - A Shares	12,098	0.0
3,700	(1)	Seazen Holdings Co. Ltd. - A Shares	8,774	0.0

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

5,200		SF Holding Co. Ltd. - A Shares	41,863	0.1
500		SG Micro Corp. - A Shares	11,314	0.0
10,600		Shaanxi Coal Industry Co. Ltd. - A Shares	31,373	0.0
4,200		Shan Xi Hua Yang Group New Energy Co. Ltd. - A Shares	8,433	0.0
5,300		Shandong Gold Mining Co. Ltd. - A Shares	16,991	0.0
14,250	(2)	Shandong Gold Mining Co. Ltd. - H Shares	28,952	0.0
3,100		Shandong Hualu Hengsheng Chemical Co. Ltd. - A Shares	15,905	0.0
2,600		Shandong Linglong Tyre Co. Ltd. - A Shares	7,402	0.0
19,100		Shandong Nanshan Aluminum Co. Ltd. - A Shares	9,426	0.0
46,400		Shandong Weigao Group Medical Polymer Co., Ltd. - H Shares	74,143	0.1
1,900	(1)	Shanghai Aiko Solar Energy Co. Ltd. - A Shares	9,170	0.0
1,700		Shanghai Bairun Investment Holding Group Co. Ltd. - A Shares	10,117	0.0
2,200		Shanghai Baosight Software Co. Ltd. - A Shares	18,646	0.0
8,900		Shanghai Baosight Software Co. Ltd. - B Shares	29,428	0.0
16,700		Shanghai Construction Group Co. Ltd. - A Shares	6,639	0.0
19,000	(1)	Shanghai Electric Group Co. Ltd. - A Shares	12,231	0.0
3,200		Shanghai Fosun Pharmaceutical Group Co. Ltd. - A Shares	15,106	0.0
10,000		Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	28,432	0.0
844		Shanghai Fudan Microelectronics Group Co. Ltd. - A Shares	8,045	0.0
6,000		Shanghai Fudan Microelectronics Group Co. Ltd. - H Shares	22,171	0.0
1,800	(1)	Shanghai International Airport Co. Ltd. - A Shares	14,604	0.0
14,500		Shanghai International Port Group Co. Ltd. - A Shares	11,707	0.0
1,400		Shanghai Jinjiang International Hotels Co. Ltd. - A Shares	12,824	0.0
1,254	(1)	Shanghai Junshi Biosciences Co. Ltd. - A Shares	8,754	0.0
14,600		Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd.	11,286	0.0
11,900	(1)	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - B Shares	9,199	0.0
1,500		Shanghai M&G Stationery, Inc. - A Shares	10,719	0.0
15,900		Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	29,693	0.0
29,500		Shanghai Pudong Development Bank Co. Ltd. - A Shares	30,874	0.0
2,100		Shanghai Putailai New Energy Technology Co. Ltd. - A Shares	15,286	0.0
10,900		Shanghai RAAS Blood Products Co. Ltd. - A Shares	10,199	0.0
7,000		Shanghai Yuyuan Tourist Mart Group Co. Ltd. - A Shares	8,278	0.0
6,600		Shanxi Coking Coal Energy Group Co. Ltd. - A Shares	10,559	0.0
4,500		Shanxi Lu'an Environmental Energy Development Co. Ltd. - A Shares	14,347	0.0
7,100		Shanxi Meijin Energy Co. Ltd. - A Shares	9,497	0.0
6,900		Shanxi Securities Co. Ltd. - A Shares	5,836	0.0
10,600		Shanxi Taigang Stainless Steel Co. Ltd. - A Shares	6,701	0.0
1,300		Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - A Shares	51,407	0.1
3,200		Shenghe Resources Holding Co. Ltd. - A Shares	6,596	0.0
3,800		Shengyi Technology Co. Ltd. - A Shares	10,222	0.0
800		Shennan Circuits Co. Ltd. - A Shares	10,760	0.0
30,200		Shenwan Hongyuan Group Co. Ltd. - A Shares	18,341	0.0
1,200		Shenzhen Capchem Technology Co. Ltd. - A Shares	8,548	0.0
300		Shenzhen Dynanonic Co. Ltd. - A Shares	8,292	0.0
2,800		Shenzhen Inovance Technology Co. Ltd. - A Shares	28,685	0.0
27,500		Shenzhen International Holdings Ltd.	24,332	0.0
1,900		Shenzhen Kangtai Biological Products Co. Ltd. - A Shares	8,751	0.0
400		Shenzhen Kedali Industry Co. Ltd. - A Shares	7,552	0.0
1,000		Shenzhen Kstar Science And Technology Co. Ltd. - A Shares	6,806	0.0

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

1,300		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	58,984	0.1
1,300		Shenzhen New Industries Biomedical Engineering Co. Ltd. - A Shares	11,572	0.0
13,800		Shenzhen Overseas Chinese Town Co. Ltd. - A Shares	9,686	0.0
500		Shenzhen SC New Energy Technology Corp. - A Shares	8,332	0.0
1,082		Shenzhen Transsion Holdings Co. Ltd. - A Shares	15,946	0.0
15,500		Shenzhou International Group Holdings Ltd.	162,598	0.1
2,600		Shijiazhuang Yiling Pharmaceutical Co. Ltd. - A Shares	11,007	0.0
6,000		Sichuan Chuantou Energy Co. Ltd. - A Shares	11,561	0.0
2,400		Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	9,940	0.0
7,600		Sichuan Road and Bridge Group Co. Ltd. - A Shares	15,262	0.0
800		Sichuan Swellfun Co. Ltd. - A Shares	8,764	0.0
6,000		Silergy Corp.	95,260	0.1
193,000		Sino Biopharmaceutical Ltd.	108,176	0.1
2,700		Sinoma Science & Technology Co. Ltd. - A Shares	9,493	0.0
800		Sinomine Resource Group Co. Ltd. - A Shares	8,197	0.0
24,800		Sinopharm Group Co. - H Shares	74,940	0.1
600	(1)	Skshu Paint Co. Ltd. - A Shares	10,164	0.0
34,000	(2)	Smoore International Holdings Ltd.	43,527	0.1
4,400		Songcheng Performance Development Co. Ltd. - A Shares	10,437	0.0
300		StarPower Semiconductor Ltd. - A Shares	12,006	0.0
1,700		Sungrow Power Supply Co. Ltd. - A Shares	25,997	0.0
13,300		Sunny Optical Technology Group Co. Ltd.	160,486	0.1
2,800		Sunwoda Electronic Co. Ltd. - A Shares	8,220	0.0
2,700		Suzhou Dongshan Precision Manufacturing Co. Ltd. - A Shares	11,913	0.0
300		Suzhou Maxwell Technologies Co. Ltd. - A Shares	13,316	0.0
8,393	(1)	TAL Education Group ADR	53,799	0.0
5,500		TBEA Co. Ltd. - A Shares	17,374	0.0
24,900		TCL Technology Group Corp. - A Shares	16,045	0.0
3,600		TCL Zhonghuan Renewable Energy Technology Co. Ltd. - A Shares	25,365	0.0
117,300		Tencent Holdings Ltd.	5,732,372	4.5
13,363	(1)	Tencent Music Entertainment Group ADR	110,646	0.1
700		Thunder Software Technology Co. Ltd. - A Shares	11,047	0.0
2,000	(1)	Tianqi Lithium Corp. - A Shares	22,018	0.0
6,700		Tianshan Aluminum Group Co. Ltd. - A Shares	7,394	0.0
5,200		Tianshui Huatian Technology Co. Ltd. - A Shares	7,662	0.0
1,800	(1)	Tibet Summit Resources Co. Ltd. - A Shares	6,004	0.0
36,000		Tingyi Cayman Islands Holding Corp.	60,244	0.1
3,300		Titan Wind Energy Suzhou Co. Ltd. - A Shares	7,089	0.0
22,400	(1)	Tongcheng Travel Holdings Ltd.	48,759	0.1
4,200		Tongkun Group Co. Ltd. - A Shares	8,779	0.0
17,700		Tongling Nonferrous Metals Group Co. Ltd. - A Shares	8,286	0.0
4,800		Tongwei Co. Ltd. - A Shares	27,197	0.0
500	(1)	Topchoice Medical Corp. - A Shares	9,403	0.0
33,000	(2)	Topsports International Holdings Ltd. - H Shares	30,081	0.0
18,000		Travelsky Technology Ltd. - H Shares	33,540	0.0
2,837		Trina Solar Co. Ltd. - A Shares	21,494	0.0
10,253	(1)	Trip.com Group Ltd. ADR	386,231	0.3
1,000		Tsingtao Brewery Co. Ltd. - A Shares	17,549	0.0
12,000		Tsingtao Brewery Co., Ltd. - H Shares	131,163	0.1
1,200		Unigroup Guoxin Microelectronics Co. Ltd. - A Shares	19,411	0.0
26,000		Uni-President China Holdings Ltd.	26,223	0.0
4,200		Unisplendour Corp. Ltd. - A Shares	17,934	0.0
8,000		Vinda International Holdings Ltd.	19,307	0.0
7,842	(1)	Vipshop Holdings Ltd. ADR	119,042	0.1
2,400		Walvax Biotechnology Co. Ltd. - A Shares	12,034	0.0
3,300		Wanhua Chemical Group Co. Ltd. - A Shares	45,994	0.1
88,000		Want Want China Holdings Ltd.	56,618	0.1
1,372	(1)	Weibo Corp. ADR	27,522	0.0

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

9,900		Weichai Power Co. Ltd. - A Shares	18,181	0.0
36,000		Weichai Power Co. Ltd. - H Shares	57,767	0.1
7,900		Wens Foodstuffs Group Co. Ltd. - A Shares	23,533	0.0
7,700		Western Securities Co. Ltd. - A Shares	7,139	0.0
762		Western Superconducting Technologies Co. Ltd. - A Shares	9,062	0.0
1,500		Westone Information Industry, Inc. - A Shares	8,508	0.0
1,400		Will Semiconductor Co. Ltd. Shanghai - A Shares	18,614	0.0
1,900		Wingtech Technology Co. Ltd. - A Shares	15,317	0.0
5,500		Wuhan Guide Infrared Co. Ltd. - A Shares	9,691	0.0
4,300		Wuliangye Yibin Co. Ltd. - A Shares	122,853	0.1
3,300		WUS Printed Circuit Kunshan Co. Ltd. - A Shares	10,329	0.0
2,700		WuXi AppTec Co. Ltd. - A Shares	31,222	0.0
6,600	(2)	WuXi AppTec Co. Ltd. - H Shares	69,121	0.1
67,500	(1),(2)	Wuxi Biologics Cayman, Inc.	415,932	0.3
600		Wuxi Shangji Automation Co. Ltd. - A Shares	8,926	0.0
16,900		XCMG Construction Machinery Co. Ltd. - A Shares	17,049	0.0
5,200		Xiamen C & D, Inc. - A Shares	9,118	0.0
400		Xiamen Faratronic Co. Ltd. - A Shares	8,510	0.0
286,400	(1),(2)	Xiaomi Corp. - B Shares	440,755	0.4
5,500		Xinjiang Goldwind Science & Technology Co. Ltd. - A Shares	8,846	0.0
92,000		Xinyi Solar Holdings Ltd.	110,289	0.1
16,000	(1)	XPeng, Inc.	88,813	0.1
25,000		Xtep International Holdings Ltd.	31,841	0.0
22,000	(2)	Yadea Group Holdings Ltd.	56,670	0.1
800		Yangzhou Yangjie Electronic Technology Co. Ltd. - A Shares	6,412	0.0
3,700		Yankuang Energy Group Co. Ltd. - A Shares	19,171	0.0
28,000		Yankuang Energy Group Co. Ltd. - H Shares	100,253	0.1
1,900		Yantai Jereh Oilfield Services Group Co. Ltd. - A Shares	7,829	0.0
1,400		Yealink Network Technology Corp. Ltd. - A Shares	15,515	0.0
1,200		Yifeng Pharmacy Chain Co. Ltd. - A Shares	10,118	0.0
9,000		Yihai International Holding Ltd.	26,443	0.0
2,200		Yihai Kerry Arawana Holdings Co. Ltd. - A Shares	13,798	0.0
4,600		Yintai Gold Co. Ltd. - A Shares	8,806	0.0
700		YongXing Special Materials Technology Co. Ltd. - A Shares	8,584	0.0
4,800		Yonyou Network Technology Co. Ltd. - A Shares	17,600	0.0
500	(1)	Youngy Co. Ltd. - A Shares	5,523	0.0
5,200		YTO Express Group Co. Ltd. - A Shares	13,849	0.0
25,000		Yuexiu Property Co. Ltd.	37,800	0.0
7,860		Yum China Holdings, Inc.	498,245	0.4
4,900		Yunda Holding Co. Ltd. - A Shares	8,427	0.0
5,500		Yunnan Aluminium Co. Ltd. - A Shares	10,884	0.0
2,500		Yunnan Baiyao Group Co. Ltd. - A Shares	19,898	0.0
500		Yunnan Botanee Bio-Technology Group Co. Ltd. - A Shares	9,321	0.0
1,100		Yunnan Energy New Material Co. Ltd. - A Shares	18,253	0.0
3,000	(1)	Yunnan Yuntianhua Co. Ltd. - A Shares	9,269	0.0
1,651	(1)	Zai Lab Ltd. ADR	54,912	0.1
2,600		Zangge Mining Co. Ltd. - A Shares	9,153	0.0
600		Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - A Shares	24,822	0.0
21,000	(1)	Zhaojin Mining Industry Co. Ltd. - H Shares	31,846	0.0
12,200	(1)	Zhejiang Century Huatong Group Co. Ltd. - A Shares	10,707	0.0
3,200		Zhejiang Chint Electrics Co. Ltd. - A Shares	13,031	0.0
4,600		Zhejiang Dahua Technology Co. Ltd. - A Shares	15,143	0.0
28,000		Zhejiang Expressway Co., Ltd. - H Shares	22,277	0.0
2,600		Zhejiang Huahai Pharmaceutical Co. Ltd. - A Shares	7,631	0.0
2,200		Zhejiang Huayou Cobalt Co. Ltd. - A Shares	17,628	0.0
1,900		Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. - A Shares	18,118	0.0
4,700		Zhejiang Juhua Co. Ltd. - A Shares	12,089	0.0
4,800		Zhejiang NHU Co. Ltd. - A Shares	12,537	0.0
900		Zhejiang Supor Co. Ltd. - A Shares	7,085	0.0
2,800		Zhejiang Weixing New Building Materials Co. Ltd. - A Shares	9,887	0.0
6,200		Zheshang Securities Co. Ltd. - A Shares	9,098	0.0
12,900	(1),(2)	ZhongAn Online P&C Insurance Co. Ltd. - H Shares	40,538	0.1

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

1,400		Zhongji Innolight Co. Ltd. - A Shares	11,999	0.0
11,000		Zhongsheng Group Holdings Ltd.	54,201	0.1
9,300		Zhongtai Securities Co. Ltd. - A Shares	9,080	0.0
10,100		Zhuzhou CRRC Times Electric Co., Ltd. - H Shares	43,944	0.1
5,100		Zhuzhou Kibing Group Co. Ltd. - A Shares	7,753	0.0
22,000		Zijin Mining Group Co. Ltd. - A Shares	39,532	0.1
108,000		Zijin Mining Group Co., Ltd. - H Shares	180,183	0.2
11,100		Zoomlion Heavy Industry Science and Technology Co. Ltd. - A Shares	10,036	0.0
4,900		ZTE Corp. - A Shares	23,223	0.0
14,400		ZTE Corp. - H Shares	42,205	0.1
7,929		ZTO Express Cayman, Inc. ADR	227,245	0.2
			40,352,311	31.4

		Colombia: 0.0%
4,253		Bancolombia SA	31,955	0.0
8,226		Interconexion Electrica SA ESP	26,760	0.0
			58,715	0.0

		Czech Republic: 0.2%
3,046		CEZ AS	147,937	0.1
1,413		Komercni Banka AS	46,885	0.1
6,947	(2)	Moneta Money Bank AS	27,880	0.0
			222,702	0.2

		Egypt: 0.1%
47,239		Commercial International Bank Egypt SAE	78,187	0.1
28,930		Eastern Co. SAE	16,472	0.0
21,181	(1)	Egyptian Financial Group-Hermes Holding	11,532	0.0
			106,191	0.1

		Greece: 0.4%
41,674	(1)	Alpha Services and Holdings SA	51,219	0.0
48,630	(1)	Eurobank Ergasias Services and Holdings SA	64,434	0.1
3,775		Hellenic Telecommunications Organization SA	55,288	0.1
2,172		Jumbo SA	46,090	0.0
1,136		Motor Oil Hellas Corinth Refineries SA	29,159	0.0
1,877		Mytilineos SA	53,510	0.1
10,227	(1)	National Bank of Greece SA	49,796	0.0
3,775		OPAP S.A.	60,547	0.1
3,972	(1)	Public Power Corp.	34,572	0.0
1,277		Terna Energy SA	27,206	0.0
			471,821	0.4

		Hungary: 0.2%
7,701		MOL Hungarian Oil & Gas PLC	56,400	0.1
4,194		OTP Bank Nyrt	119,737	0.1
2,634		Richter Gedeon Nyrt	54,996	0.0
			231,133	0.2

		India: 12.5%
976		ABB India Ltd.	40,044	0.0
1,340		ACC Ltd.	27,272	0.0
3,208		Adani Enterprises Ltd.	68,647	0.1
5,835	(1)	Adani Green Energy Ltd.	62,644	0.1
9,811		Adani Ports & Special Economic Zone, Ltd.	75,773	0.1
14,127	(1)	Adani Power Ltd.	32,986	0.0
5,173		Adani Total Gas Ltd.	54,550	0.0
5,170	(1)	Adani Transmissions Ltd.	62,552	0.1
11,192		Ambuja Cements Ltd.	49,971	0.0
1,897		Apollo Hospitals Enterprise Ltd.	99,765	0.1
7,228		Asian Paints Ltd.	243,523	0.2
3,497	(2)	AU Small Finance Bank Ltd.	24,740	0.0
5,063		Aurobindo Pharma Ltd.	31,996	0.0
3,049	(1),(2)	Avenue Supermarts Ltd.	126,521	0.1
42,769		Axis Bank Ltd.	448,081	0.4
1,278		Bajaj Auto Ltd.	60,455	0.1
5,136		Bajaj Finance Ltd.	352,405	0.3
7,197		Bajaj Finserv Ltd.	111,354	0.1
508		Bajaj Holdings and Investment Ltd.	36,675	0.0
1,455		Balkrishna Industries Ltd.	34,643	0.0
12,047	(1),(2)	Bandhan Bank Ltd.	28,801	0.0
18,682		Bank of Baroda	38,533	0.0
4,575		Berger Paints India Ltd.	32,445	0.0
68,921		Bharat Electronics Ltd.	82,029	0.1
4,813		Bharat Forge Ltd.	45,246	0.0
16,274		Bharat Petroleum Corp. Ltd.	68,311	0.1
41,840		Bharti Airtel Ltd.	381,560	0.3
2,030		Britannia Industries Ltd.	107,002	0.1
7,643		Cholamandalam Investment and Finance Co. Ltd.	71,016	0.1
9,118		Cipla Ltd.	100,076	0.1
28,981		Coal India Ltd.	75,548	0.1
2,273		Colgate-Palmolive India Ltd.	41,737	0.0
5,127		Container Corp. Of India Ltd.	36,283	0.0
11,195		Crompton Greaves Ltd.	40,958	0.0
11,672		Dabur India Ltd.	77,502	0.1
2,476		Divis Laboratories Ltd.	85,257	0.1
11,713		DLF Ltd.	51,039	0.0
2,198		Dr Reddys Laboratories Ltd.	123,942	0.1
2,575		Eicher Motors Ltd.	92,523	0.1
43,881		GAIL India Ltd.	56,315	0.0
7,709	(1)	Godrej Consumer Products Ltd.	90,990	0.1
2,398	(1)	Godrej Properties Ltd.	30,195	0.0
4,947		Grasim Industries Ltd.	98,470	0.1
4,676		Havells India Ltd.	67,799	0.1
17,901		HCL Technologies Ltd.	237,646	0.2
18,208	(2)	HDFC Life Insurance Co., Ltd.	110,726	0.1
2,069		Hero Motocorp Ltd.	59,242	0.1
25,218		Hindalco Industries Ltd.	125,034	0.1
11,811		Hindustan Petroleum Corp. Ltd.	34,118	0.0
15,497		Hindustan Unilever Ltd.	483,961	0.4

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

32,577		Housing Development Finance Corp.	1,044,682	0.8
97,179		ICICI Bank Ltd.	1,038,498	0.8
4,517	(2)	ICICI Lombard General Insurance Co. Ltd.	58,870	0.0
6,722	(2)	ICICI Prudential Life Insurance Co. Ltd.	35,720	0.0
15,843		Indian Hotels Co. Ltd.	62,720	0.1
52,863		Indian Oil Corp. Ltd.	50,215	0.0
4,598		Indian Railway Catering & Tourism Corp. Ltd.	32,136	0.0
6,130		Indraprastha Gas Ltd.	32,038	0.0
13,808		Indus Towers Ltd.	24,072	0.0
1,329		Info Edge India Ltd.	60,448	0.1
63,434		Infosys Ltd.	1,109,026	0.9
1,761	(1),(2)	InterGlobe Aviation Ltd.	41,030	0.0
56,169		ITC Ltd.	262,808	0.2
6,552		Jindal Steel & Power Ltd.	43,723	0.0
13,529		JSW Steel Ltd.	113,598	0.1
7,295		Jubilant Foodworks Ltd.	39,182	0.0
10,448		Kotak Mahindra Bank Ltd.	220,838	0.2
12,949		Larsen & Toubro Ltd.	341,806	0.3
1,672	(2)	LTIMindtree Ltd	97,365	0.1
3,976		Lupin Ltd.	31,417	0.0
16,337		Mahindra & Mahindra Ltd.	230,865	0.2
9,679		Marico Ltd.	56,605	0.0
2,280		Maruti Suzuki India Ltd.	230,573	0.2
1,583		Mphasis Ltd.	34,800	0.0
36		MRF Ltd.	36,872	0.0
2,381		Muthoot Finance Ltd.	28,472	0.0
634		Nestle India Ltd.	152,228	0.1
72,918		NTPC Ltd.	155,676	0.1
47,121		Oil & Natural Gas Corp., Ltd.	86,841	0.1
115		Page Industries Ltd.	53,122	0.0
13,967		Petronet LNG Ltd.	38,964	0.0
1,422		PI Industries Ltd.	52,545	0.0
2,872		Pidilite Industries Ltd.	82,384	0.1
58,927		Power Grid Corp. of India Ltd.	162,231	0.1
57,376		Reliance Industries Ltd.	1,631,463	1.3
38,967		Samvardhana Motherson International Ltd.	31,922	0.0
4,438		SBI Cards & Payment Services Ltd.	40,054	0.0
8,448	(2)	SBI Life Insurance Co. Ltd.	113,337	0.1
204		Shree Cement Ltd.	65,145	0.1
4,193		Shriram Finance Ltd.	64,460	0.1
1,330		Siemens, Ltd.	53,965	0.0
2,782		SRF Ltd.	81,873	0.1
33,484		State Bank of India	214,048	0.2
18,104		Sun Pharmaceutical Industries Ltd.	216,927	0.2
17,235		Tata Consultancy Services Ltd.	675,575	0.5
10,538		Tata Consumer Products Ltd.	91,065	0.1
645		Tata Elxsi Ltd.	46,966	0.0
31,166	(1)	Tata Motors Ltd.	160,571	0.1
27,096		Tata Power Co. Ltd.	62,969	0.1
137,423		Tata Steel Ltd.	175,554	0.1
11,019		Tech Mahindra Ltd.	148,543	0.1
6,689		Titan Co., Ltd.	205,448	0.2
1,887		Torrent Pharmaceuticals Ltd.	35,345	0.0
3,355		Trent Ltd.	56,282	0.0
1,993		Tube Investments of India Ltd.	61,925	0.1
3,915		TVS Motor Co. Ltd.	51,459	0.0
1,906		Ultratech Cement Ltd.	177,112	0.1
5,480	(1)	United Spirits Ltd.	50,567	0.0
9,123		UPL Ltd.	79,818	0.1
4,215		Varun Beverages Ltd.	71,317	0.1
13,728		Vedanta Ltd.	45,987	0.0
25,868		Wipro Ltd.	115,407	0.1
206,449	(1)	Yes Bank Ltd.	37,911	0.0
57,045	(1)	Zomato Ltd.	35,672	0.0
			16,059,958	12.5

		Indonesia: 1.8%
269,300		Adaro Energy Indonesia Tbk PT	52,203	0.0
190,800		Aneka Tambang Tbk	26,633	0.0
381,700		Astra International Tbk PT	152,944	0.1
1,044,500		Bank Central Asia Tbk PT	611,079	0.5
350,600		Bank Mandiri Persero TBK PT	241,439	0.2
139,700		Bank Negara Indonesia Persero Tbk PT	87,416	0.1
1,283,400		Bank Rakyat Indonesia	406,649	0.3
542,500		Barito Pacific Tbk PT	29,911	0.0
138,400		Charoen Pokphand Indonesia Tbk PT	46,111	0.0
57,000		Indah Kiat Pulp & Paper Tbk PT	28,567	0.0
45,200		Indofood CBP Sukses Makmur TBK PT	30,097	0.0
82,100		Indofood Sukses Makmur Tbk PT	33,990	0.0
394,600		Kalbe Farma Tbk PT	55,304	0.1
227,700	(1)	Merdeka Copper Gold Tbk PT	63,766	0.1
416,800		Sarana Menara Nusantara Tbk PT	25,783	0.0
67,900		Semen Indonesia Persero Tbk PT	28,587	0.0
309,400		Sumber Alfaria Trijaya Tbk PT	59,529	0.1
933,100		Telkom Indonesia Persero Tbk PT	253,377	0.2
143,300		Unilever Indonesia Tbk PT	41,575	0.0
31,700		United Tractors Tbk PT	61,606	0.1
56,100	(1)	Vale Indonesia Tbk PT	24,928	0.0
			2,361,494	1.8

		Kuwait: 0.8%
27,592		Agility Public Warehousing Co. KSC	56,171	0.0
24,318		Boubyan Bank KSCP	51,005	0.0
31,216		Gulf Bank KSCP	30,398	0.0
138,873		Kuwait Finance House KSCP	375,746	0.3
12,233		Mabanee Co. KPSC	29,113	0.0
40,782		Mobile Telecommunications Co. KSCP	71,941	0.1
135,010		National Bank of Kuwait SAKP	465,771	0.4
			1,080,145	0.8

		Malaysia: 1.4%
35,200		AMMB Holdings Bhd	29,993	0.0
50,300		Axiata Group Bhd	34,405	0.0

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

57,500		CELCOMDIGI BHD	56,631	0.1
129,600		CIMB Group Holdings Bhd	156,187	0.1
69,200		Dialog Group BHD	37,098	0.0
33,600		Gamuda BHD	31,132	0.0
39,700		Genting Bhd	42,020	0.1
56,000		Genting Malaysia BHD	33,696	0.0
15,900		HAP Seng Consolidated Bhd	18,394	0.0
12,000		Hong Leong Bank BHD	55,042	0.1
5,300		Hong Leong Financial Group Bhd	21,601	0.0
33,200		IHH Healthcare Bhd	43,247	0.1
54,300		Inari Amertron Bhd	30,481	0.0
46,300		IOI Corp. Bhd	40,088	0.0
8,000		Kuala Lumpur Kepong Bhd	37,757	0.0
90,400		Malayan Banking BHD	175,697	0.2
15,000	(1)	Malaysia Airports Holdings Bhd	23,114	0.0
43,100		Maxis Bhd	40,407	0.0
24,800		MISC Bhd	40,655	0.1
54,500	(2)	MR DIY Group M Bhd	19,188	0.0
1,300		Nestle Malaysia Bhd	40,392	0.0
44,900		Petronas Chemicals Group Bhd	72,154	0.1
5,900		Petronas Dagangan BHD	28,510	0.0
15,000		Petronas Gas BHD	56,023	0.1
12,000		PPB Group Bhd	45,036	0.0
69,300		Press Metal Aluminium Holdings Bhd	76,756	0.1
273,300		Public Bank BHD	248,022	0.2
21,800		QL Resources Bhd	28,704	0.0
27,100		RHB Bank Bhd	34,288	0.0
55,200		Sime Darby Bhd	26,912	0.0
38,200		Sime Darby Plantation Bhd	37,088	0.0
23,800		Telekom Malaysia BHD	26,455	0.0
48,600		Tenaga Nasional BHD	101,703	0.1
114,500	(1)	Top Glove Corp. Bhd	24,471	0.0
			1,813,347	1.4

		Mexico: 2.6%
53,408		Alfa SA de CV	33,936	0.0
519,607		America Movil SAB de CV	547,865	0.4
8,226		Arca Continental SAB de CV	74,582	0.1
14,278	(2)	Banco del Bajio SA	51,938	0.0
286,694	(1)	Cemex SA de CV - Unit	157,825	0.1
9,908		Coca-Cola Femsa SAB de CV - Unit	79,632	0.1
57,640		Fibra Uno Administracion SA de CV	80,702	0.1
36,670		Fomento Economico Mexicano SAB de CV - Unit	349,098	0.3
3,818		Gruma SAB de CV	56,560	0.1
6,709		Grupo Aeroportuario del Pacifico SA de CV	130,878	0.1
3,649		Grupo Aeroportuario del Sureste SA de CV	111,616	0.1
25,071		Grupo Bimbo SAB de CV	126,023	0.1
8,441		Grupo Carso SAB de CV	41,980	0.0
48,769		Grupo Financiero Banorte	410,612	0.3
40,012	(1)	Grupo Financiero Inbursa SA	85,975	0.1
58,598		Grupo Mexico SA de CV Series B	277,186	0.2
45,597		Grupo Televisa S.A. - Unit	48,305	0.0
2,557	(1)	Industrias Penoles, S.A. de C.V.	38,057	0.0
28,349		Kimberly-Clark de Mexico SA de CV	59,766	0.1
26,462		Operadora De Sites Mexicanos SAB de CV	26,389	0.0
18,668		Orbia Advance Corp. SAB de CV	40,599	0.0
4,255		Promotora y Operadora de Infraestructura SAB de CV	42,446	0.0
1,609		Southern Copper Corp.	122,686	0.1
98,779		Wal-Mart de Mexico SAB de CV	394,677	0.3
			3,389,333	2.6

		Peru: 0.2%
3,728		Cia de Minas Buenaventura SAA ADR	30,495	0.0
1,351		Credicorp Ltd.	178,859	0.2
			209,354	0.2

		Philippines: 0.7%
32,170		Aboitiz Equity Ventures, Inc.	28,737	0.0
4,660		Ayala Corp.	55,999	0.1
139,600		Ayala Land, Inc.	68,419	0.1
36,760		Bank of the Philippine Islands	69,500	0.1
44,550		BDO Unibank, Inc.	105,658	0.1
18,840		International Container Terminal Services, Inc.	73,973	0.1
55,960		JG Summit Holdings, Inc.	49,399	0.0
8,500		Jollibee Foods Corp.	35,040	0.0
5,470		Manila Electric Co.	31,348	0.0
33,500		Metropolitan Bank & Trust Co.	36,131	0.0
129,600	(2)	Monde Nissin Corp.	23,444	0.0
1,610		PLDT, Inc.	42,163	0.0
4,590		SM Investments Corp.	75,342	0.1
217,800		SM Prime Holdings, Inc.	131,780	0.1
16,600		Universal Robina Corp.	44,106	0.0
			871,039	0.7

		Poland: 0.6%
7,023	(1),(2)	Allegro.eu SA	47,952	0.0
3,430		Bank Polska Kasa Opieki SA	68,234	0.1
1,216		CD Projekt SA	31,479	0.0
6,019		Cyfrowy Polsat SA	23,387	0.0
921	(1),(2)	Dino Polska SA	83,655	0.1
2,625		KGHM Polska Miedz SA	74,558	0.1
21		LPP SA	46,625	0.0
345	(1)	mBank SA	24,608	0.0
18,323	(1)	PGE Polska Grupa Energetyczna SA	26,684	0.0
12,005		Polski Koncern Naftowy Orlen	162,043	0.1
16,418		Powszechna Kasa Oszczednosci Bank Polski SA	108,960	0.1
11,347		Powszechny Zaklad Ubezpieczen SA	92,396	0.1

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

662		Santander Bank Polska SA	44,837	0.0
			835,418	0.6

		Qatar: 0.9%
40,964		Barwa Real Estate Co.	29,411	0.0
60,112		Commercial Bank PQSC	96,296	0.1
28,463		Industries Qatar QSC	101,994	0.1
103,782		Masraf Al Rayan	84,699	0.1
82,339		Mesaieed Petrochemical Holding Co.	43,609	0.0
14,856		Ooredoo QPSC	38,367	0.0
8,344		Qatar Electricity & Water Co. QSC	38,671	0.0
11,295		Qatar Fuel QSC	53,984	0.1
46,196		Qatar Gas Transport Co. Ltd.	44,001	0.0
18,187		Qatar International Islamic Bank QSC	49,533	0.1
30,944		Qatar Islamic Bank SAQ	151,662	0.1
86,798		Qatar National Bank QPSC	383,486	0.3
			1,115,713	0.9

		Saudi Arabia: 3.8%
1,513		ACWA Power Co.	56,884	0.1
2,440		Advanced Petrochemical Co.	31,190	0.0
36,906		Al Rajhi Bank	726,534	0.6
18,380		Alinma Bank	144,937	0.1
4,678		Almarai Co. JSC	70,479	0.1
11,120		Arab National Bank	76,773	0.1
455		Arabian Internet & Communications Services Co.	30,240	0.0
9,141	(1)	Bank AlBilad	97,550	0.1
7,445		Bank Al-Jazira	36,286	0.0
11,022		Banque Saudi Fransi	106,929	0.1
1,397		Bupa Arabia for Cooperative Insurance Co.	64,683	0.1
726		Dallah Healthcare Co.	29,857	0.0
9,846	(1)	Dar Al Arkan Real Estate Development Co.	42,262	0.0
1,646		Dr Sulaiman Al Habib Medical Services Group Co.	128,127	0.1
448		Elm Co.	52,944	0.1
10,212	(1)	Emaar Economic City	21,984	0.0
7,085		Etihad Etisalat Co.	78,117	0.1
1,105		Jarir Marketing Co.	48,129	0.0
9,385	(1)	Mobile Telecommunications Co. Saudi Arabia	32,589	0.0
918		Mouwasat Medical Services Co.	57,652	0.1
727		Nahdi Medical Co.	35,893	0.0
7,425	(1)	National Industrialization Co.	24,299	0.0
9,044	(1)	Rabigh Refining & Petrochemical Co.	24,306	0.0
25,305		Riyad Bank	201,439	0.2
4,026		SABIC Agri-Nutrients Co.	137,251	0.1
6,735		Sahara International Petrochemical Co.	68,340	0.1
16,182	(1)	Saudi Arabian Mining Co.	277,725	0.2
45,637	(2)	Saudi Arabian Oil Co.	393,354	0.3
16,960		Saudi Basic Industries Corp.	409,271	0.3
17,302		Saudi British Bank/The	163,018	0.1
15,703		Saudi Electricity Co.	97,990	0.1
6,934		Saudi Industrial Investment Group	46,298	0.0
8,961		Saudi Investment Bank/The	39,784	0.0
13,571	(1)	Saudi Kayan Petrochemical Co.	43,905	0.0
41,281		Saudi National Bank	505,516	0.4
679	(1)	Saudi Research & Media Group	35,759	0.0
892		Saudi Tadawul Group Holding Co.	34,406	0.0
28,291		Saudi Telecom Co.	302,600	0.2
4,894		Savola Group/The	36,558	0.0
4,783		Yanbu National Petrochemical Co.	53,903	0.1
			4,865,761	3.8

		Singapore: 0.0%
4,200	(2)	BOC Aviation Ltd.	32,570	0.0

		South Africa: 3.4%
15,883		Absa Group Ltd.	162,345	0.1
2,224		African Rainbow Minerals Ltd.	28,812	0.0
996		Anglo American Platinum Ltd.	53,467	0.0
7,870		AngloGold Ashanti Ltd.	191,673	0.2
7,153		Aspen Pharmacare Holdings Ltd.	73,961	0.1
6,331		Bid Corp. Ltd.	141,696	0.1
5,434		Bidvest Group Ltd.	77,343	0.1
1,638		Capitec Bank Holdings Ltd.	155,262	0.1
4,601		Clicks Group Ltd.	66,445	0.1
9,428	(1)	Discovery Ltd.	73,841	0.1
4,621		Exxaro Resources Ltd.	48,299	0.0
95,420		FirstRand Ltd.	323,416	0.3
6,317		Foschini Group Ltd./The	32,246	0.0
16,760		Gold Fields Ltd.	224,511	0.2
64,838		Growthpoint Properties Ltd.	47,559	0.0
10,379		Harmony Gold Mining Co., Ltd.	43,023	0.0
16,081		Impala Platinum Holdings Ltd.	148,015	0.1
1,249		Kumba Iron Ore Ltd.	31,580	0.0
4,815		Mr Price Group Ltd.	38,996	0.0
31,936		MTN Group Ltd.	228,804	0.2
7,046		MultiChoice Group	48,817	0.0
4,101		Naspers Ltd.	759,892	0.6
8,645		Nedbank Group Ltd.	105,289	0.1
8,658		NEPI Rockcastle NV	50,236	0.0
6,263	(1)	Northam Platinum Holdings Ltd.	50,920	0.0
93,718		Old Mutual Ltd.	62,124	0.1
15,910		OUTsurance Group Ltd.	31,212	0.0
3,212	(1),(2)	Pepco Group NV	30,937	0.0
38,522	(2)	Pepkor Holdings Ltd.	37,300	0.0
2,597		Reinet Investments SCA	53,247	0.0
10,111		Remgro Ltd.	76,339	0.1
33,660		Sanlam Ltd.	106,566	0.1
10,731		Sasol Ltd.	145,015	0.1
9,438		Shoprite Holdings Ltd.	117,781	0.1
53,297		Sibanye Stillwater Ltd.	110,048	0.1
25,276		Standard Bank Group Ltd.	245,072	0.2

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

12,102		Vodacom Group Pty Ltd.	82,950	0.1
17,964		Woolworths Holdings Ltd./South Africa	64,501	0.1
			4,369,540	3.4

		South Korea: 10.8%
543		Amorepacific Corp.	57,311	0.1
165		BGF retail Co. Ltd.	22,985	0.0
1,705		Celltrion Healthcare Co. Ltd.	79,425	0.1
369	(1)	Celltrion Pharm, Inc.	23,667	0.0
1,926		Celltrion, Inc.	222,623	0.2
1,581		Cheil Worldwide, Inc.	22,651	0.0
151	(1)	CJ CheilJedang Corp.	37,830	0.0
296		CJ Corp.	23,727	0.0
1,026		Coway Co. Ltd.	41,409	0.0
840		DB Insurance Co. Ltd.	48,327	0.0
925		Doosan Bobcat, Inc.	31,111	0.0
7,743	(1)	Doosan Enerbility Co. Ltd.	101,681	0.1
911		Ecopro BM Co. Ltd.	157,871	0.1
379		E-Mart, Inc.	30,824	0.0
315		F&F Co. Ltd. / New	33,893	0.0
880		GS Holdings Corp.	27,297	0.0
5,501		Hana Financial Group, Inc.	172,286	0.1
1,374		Hankook Tire & Technology Co. Ltd.	36,752	0.0
137		Hanmi Pharm Co. Ltd.	27,005	0.0
3,818		Hanon Systems Corp.	25,835	0.0
865		HD Hyundai Co. Ltd.	38,649	0.0
2,060	(1)	HLB, Inc.	55,418	0.1
4,975		HMM Co. Ltd.	78,230	0.1
570		Hotel Shilla Co. Ltd.	35,821	0.0
350	(1)	HYBE Co. Ltd.	51,108	0.0
1,434		Hyundai Engineering & Construction Co. Ltd.	40,328	0.0
343		Hyundai Glovis Co., Ltd.	41,889	0.0
348	(1)	Hyundai Heavy Industries Co. Ltd.	26,900	0.0
489	(1)	Hyundai Mipo Dockyard Co., Ltd.	26,449	0.0
1,153		Hyundai Mobis Co. Ltd.	191,501	0.2
2,610		Hyundai Motor Co.	371,331	0.3
1,570		Hyundai Steel Co.	41,969	0.0
4,452		Industrial Bank Of Korea	34,624	0.0
5,863		Kakao Corp.	277,665	0.2
755	(1)	Kakao Games Corp.	24,469	0.0
2,613		KakaoBank Corp.	48,837	0.0
536	(1)	Kakaopay Corp.	23,110	0.0
1,917		Kangwon Land, Inc.	29,404	0.0
7,263		KB Financial Group, Inc.	265,261	0.2
4,953		Kia Corp.	309,107	0.3
1,354		Korea Aerospace Industries Ltd.	49,446	0.0
4,775	(1)	Korea Electric Power Corp.	66,175	0.1
739		Korea Investment Holdings Co., Ltd.	31,368	0.0
781	(1)	Korea Shipbuilding & Offshore Engineering Co. Ltd.	46,703	0.0
166		Korea Zinc Co., Ltd.	70,627	0.1
3,409		Korean Air Lines Co. Ltd.	60,865	0.1
547	(1)	Krafton, Inc.	77,801	0.1
2,066		KT&G Corp.	132,778	0.1
324		Kumho Petrochemical Co. Ltd.	35,839	0.0
436		L&F Co. Ltd.	105,700	0.1
929		LG Chem Ltd.	510,201	0.4
1,762		LG Corp.	112,198	0.1
4,255	(1)	LG Display Co., Ltd.	54,043	0.1
2,001		LG Electronics, Inc.	178,577	0.1
659	(1)	LG Energy Solution Ltd.	296,915	0.2
175		LG H&H Co. Ltd.	80,850	0.1
264		LG Innotek Co. Ltd.	55,364	0.1
3,900		LG Uplus Corp.	32,492	0.0
379		Lotte Chemical Corp.	55,681	0.1
490		Lotte Energy Materials Corp.	26,067	0.0
295		Lotte Shopping Co. Ltd.	18,616	0.0
1,257		Meritz Financial Group, Inc.	37,447	0.0
4,959		Meritz Securities Co. Ltd.	23,275	0.0
5,206		Mirae Asset Securities Co. Ltd.	25,933	0.0
2,470		NAVER Corp.	387,027	0.3
306		NCSoft Corp.	87,691	0.1
455	(1),(2)	Netmarble Corp.	23,328	0.0
3,254		NH Investment & Securities Co., Ltd.	22,059	0.0
438		Orion Corp./Republic of Korea	45,970	0.0
5,533		Pan Ocean Co. Ltd.	24,803	0.0
619	(1)	Pearl Abyss Corp.	22,203	0.0
506		POSCO Chemical Co., Ltd.	106,649	0.1
1,350		POSCO Holdings, Inc.	381,944	0.3
454		S-1 Corp.	19,295	0.0
334	(1),(2)	Samsung Biologics Co. Ltd.	202,459	0.2
1,574		Samsung C&T Corp.	131,080	0.1
1,049		Samsung Electro-Mechanics Co. Ltd.	123,857	0.1
89,973		Samsung Electronics Co., Ltd. 005930	4,449,251	3.5
2,899	(1)	Samsung Engineering Co. Ltd.	70,849	0.1
571		Samsung Fire & Marine Insurance Co. Ltd.	90,259	0.1
11,416	(1)	Samsung Heavy Industries Co., Ltd.	45,516	0.0
1,484		Samsung Life Insurance Co. Ltd.	71,564	0.1
1,035		Samsung SDI Co., Ltd.	587,920	0.5
646		Samsung SDS Co. Ltd.	57,772	0.1
1,183		Samsung Securities Co. Ltd.	28,916	0.0
977		SD Biosensor, Inc.	15,898	0.0
8,535		Shinhan Financial Group Co., Ltd.	231,856	0.2
617	(1)	SK Biopharmaceuticals Co. Ltd.	30,067	0.0
469	(1)	SK Bioscience Co. Ltd.	26,101	0.0
10,270		SK Hynix, Inc.	702,827	0.6
510	(1),(2)	SK IE Technology Co. Ltd.	28,141	0.0
1,038	(1)	SK Innovation Co. Ltd.	143,822	0.1
1,827	(1)	SK Square Co. Ltd.	56,080	0.1
682		SK, Inc.	90,871	0.1
379		SKC Co., Ltd.	33,497	0.0
831		S-Oil Corp.	51,188	0.1
10,010		Woori Financial Group, Inc.	88,055	0.1
1,008		Yuhan Corp.	39,244	0.0
			13,939,600	10.8

		Taiwan: 14.5%
10,000		Accton Technology Corp.	105,101	0.1

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

54,000		Acer, Inc.	50,050	0.0
8,000		Advantech Co. Ltd.	97,871	0.1
3,000		Airtac International Group	117,328	0.1
61,000		ASE Technology Holding Co. Ltd.	226,375	0.2
43,000		Asia Cement Corp.	61,231	0.0
13,000		Asustek Computer, Inc.	116,636	0.1
121,000		AUO Corp.	73,512	0.1
12,000		Catcher Technology Co., Ltd.	75,016	0.1
161,000		Cathay Financial Holding Co., Ltd.	221,673	0.2
27,000		Chailease Holding Co. Ltd.	198,568	0.2
87,000		Chang Hwa Commercial Bank Ltd.	49,668	0.0
33,000		Cheng Shin Rubber Industry Co. Ltd.	39,683	0.0
52,000		China Airlines Ltd.	33,484	0.0
283,000		China Development Financial Holding Corp.	117,100	0.1
221,000		China Steel Corp.	224,526	0.2
72,000		Chunghwa Telecom Co., Ltd.	283,024	0.2
77,000		Compal Electronics, Inc.	63,949	0.1
329,000		CTBC Financial Holding Co. Ltd.	236,923	0.2
37,000		Delta Electronics, Inc.	367,101	0.3
16,000		E Ink Holdings, Inc.	97,658	0.1
240,000		E.Sun Financial Holding Co., Ltd.	199,865	0.2
4,000		Eclat Textile Co. Ltd.	65,312	0.1
1,000		eMemory Technology, Inc.	61,558	0.1
47,000		Eva Airways Corp.	41,709	0.0
19,000		Evergreen Marine Corp. Taiwan Ltd.	99,510	0.1
59,000		Far Eastern New Century Corp.	60,724	0.0
30,000		Far EasTone Telecommunications Co., Ltd.	74,142	0.1
8,000		Feng TAY Enterprise Co., Ltd.	50,923	0.0
198,000		First Financial Holding Co., Ltd.	172,337	0.1
66,000		Formosa Chemicals & Fibre Co.	149,798	0.1
21,000		Formosa Petrochemical Corp.	58,711	0.0
78,000		Formosa Plastics Corp.	235,482	0.2
140,000		Fubon Financial Holding Co., Ltd.	260,555	0.2
6,000		Giant Manufacturing Co., Ltd.	34,883	0.0
4,000		Globalwafers Co. Ltd.	68,376	0.1
235,000		HON HAI Precision Industry Co., Ltd.	804,404	0.6
6,000		Hotai Motor Co. Ltd.	126,630	0.1
165,000		Hua Nan Financial Holdings Co. Ltd.	121,383	0.1
169,000		Innolux Corp.	81,085	0.1
46,000		Inventec Co., Ltd.	48,350	0.0
2,000		Largan Precision Co. Ltd.	143,388	0.1
37,000		Lite-On Technology Corp.	89,065	0.1
29,000		MediaTek, Inc.	751,858	0.6
209,000		Mega Financial Holdings Co., Ltd.	226,512	0.2
13,000		Micro-Star International Co., Ltd.	61,791	0.1
1,000		momo.com, Inc.	29,791	0.0
89,000		Nan Ya Plastics Corp.	226,711	0.2
4,000		Nan Ya Printed Circuit Board Corp.	37,496	0.0
23,000		Nanya Technology Corp.	50,446	0.0
3,000		Nien Made Enterprise Co. Ltd.	32,310	0.0
11,000		Novatek Microelectronics Corp., Ltd.	156,316	0.1
1,000		Parade Technologies Ltd.	34,622	0.0
37,000		Pegatron Corp.	84,902	0.1
4,000	(1)	PharmaEssentia Corp.	56,290	0.0
41,000		Pou Chen Corp.	42,140	0.0
55,000		Powerchip Semiconductor Manufacturing Corp.	60,087	0.0
11,000		President Chain Store Corp.	97,488	0.1
51,000		Quanta Computer, Inc.	149,407	0.1
9,000		Realtek Semiconductor Corp.	114,879	0.1
32,000		Ruentex Development Co. Ltd.	37,268	0.0
71,000		Shanghai Commercial & Savings Bank Ltd./The	109,584	0.1
245,000		Shin Kong Financial Holding Co., Ltd.	67,948	0.1
200,000		SinoPac Financial Holdings Co., Ltd.	109,350	0.1
25,000		Synnex Technology International Corp.	50,440	0.0
200,000		Taishin Financial Holdings Co., Ltd.	109,447	0.1
110,000		Taiwan Business Bank	48,719	0.0
114,000		Taiwan Cement Corp.	136,344	0.1
183,000		Taiwan Cooperative Financial Holding Co. Ltd.	157,150	0.1
35,000		Taiwan High Speed Rail Corp.	34,790	0.0
32,000		Taiwan Mobile Co., Ltd.	106,178	0.1
464,000		Taiwan Semiconductor Manufacturing Co., Ltd.	8,131,424	6.3
24,000		Unimicron Technology Corp.	117,054	0.1
91,000		Uni-President Enterprises Corp.	215,123	0.2
223,000		United Microelectronics Corp.	390,235	0.3
17,000		Vanguard International Semiconductor Corp.	54,383	0.0
1,000		Voltronic Power Technology Corp.	56,944	0.0
48,000		Walsin Lihwa Corp.	77,309	0.1
13,000		Wan Hai Lines Ltd.	29,422	0.0
6,000		Win Semiconductors Corp.	36,163	0.0
55,000		Winbond Electronics Corp.	48,122	0.0
2,000		Wiwynn Corp.	74,203	0.1
29,000		WPG Holdings Ltd.	47,916	0.0
6,000		Yageo Corp.	104,593	0.1
32,000		Yang Ming Marine Transport Corp.	67,934	0.1

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

188,000		Yuanta Financial Holding Co., Ltd.	138,252	0.1
12,000		Zhen Ding Technology Holding Ltd.	45,151	0.0
			18,719,159	14.5

		Thailand: 2.1%
22,300		Advanced Info Service PCL	138,329	0.1
52,500	(1)	Airports of Thailand PCL	109,101	0.1
28,100	(1)	Airports of Thailand PCL - Foreign	58,395	0.1
103,900		Asset World Corp. PCL	17,644	0.0
58,200		Asset World Corp. PCL - Foreign	9,883	0.0
13,000		B Grimm Power PCL	15,464	0.0
6,900		B Grimm Power PCL - Foreign	8,208	0.0
125,200		Bangkok Dusit Medical Services PCL	108,083	0.1
69,300		Bangkok Dusit Medical Services PCL - Foreign	59,826	0.1
81,900		Bangkok Expressway & Metro PCL	21,206	0.0
56,700		Bangkok Expressway & Metro PCL - Foreign	14,681	0.0
148,400		Banpu PCL	46,942	0.1
14,900		Berli Jucker PCL	16,703	0.0
8,900		Berli Jucker PCL - Foreign	9,977	0.0
87,800		BTS Group Holdings PCL	18,259	0.0
57,500		BTS Group Holdings PCL - Foreign	11,958	0.0
7,200		Bumrungrad Hospital PCL	47,644	0.1
4,000		Bumrungrad Hospital PCL - Foreign	26,469	0.0
5,200		Carabao Group PCL	14,605	0.0
2,000		Carabao Group PCL - Foreign	5,617	0.0
37,600		Central Pattana PCL	75,718	0.1
20,400	(2)	Central Retail Corp. PCL	26,777	0.0
12,900		Central Retail Corp. PCL - Foreign	16,932	0.0
71,500		Charoen Pokphand Foods PCL	44,329	0.1
70,000		CP ALL PCL	127,103	0.1
39,300		CP ALL PCL - Foreign	71,359	0.1
3,700		Delta Electronics Thailand PCL	124,137	0.1
2,150		Delta Electronics Thailand PCL - Foreign	72,134	0.1
3,600		Electricity Generating PCL	16,392	0.0
2,100		Electricity Generating PCL - Foreign	9,562	0.0
20,100		Energy Absolute PCL	44,717	0.1
11,500		Energy Absolute PCL - Foreign	25,585	0.0
9,100		Global Power Synergy PCL	18,169	0.0
5,200		Global Power Synergy PCL - Foreign	10,382	0.0
34,800		Gulf Energy Development PCL	53,789	0.1
20,200		Gulf Energy Development PCL - Foreign	31,223	0.0
65,700		Home Product Center PCL	27,737	0.0
44,000		Home Product Center PCL - Foreign	18,576	0.0
19,000		Indorama Ventures PCL	19,198	0.0
12,100		Indorama Ventures PCL - Foreign	12,226	0.0
13,100		Intouch Holdings PCL	28,388	0.0
8,000		Intouch Holdings PCL - Foreign	17,336	0.0
11,000		JMT Network Services PCL	15,012	0.0
4,900		JMT Network Services PCL - Foreign	6,687	0.0
7,000		Kasikornbank PCL	27,154	0.0
3,900		Kasikornbank PCL - Foreign	15,129	0.0
64,700		Krung Thai Bank PCL	31,243	0.0
11,400		Krungthai Card PCL	18,110	0.0
6,800		Krungthai Card PCL - Foreign	10,803	0.0
58,000		Land & Houses PCL - Foreign	16,722	0.0
96,600		Land and Houses PCL	27,851	0.0
36,900	(1)	Minor International PCL	34,885	0.0
21,900	(1)	Minor International PCL - Foreign	20,704	0.0
13,900		Muangthai Capital PCL	14,078	0.0
5,400		Muangthai Capital PCL - Foreign	5,469	0.0
19,800		Osotspa PCL	17,820	0.0
10,000		Osotspa PCL - Foreign	9,000	0.0
16,700		PTT Exploration & Production PCL	73,385	0.1
9,300		PTT Exploration & Production PCL - Foreign	40,867	0.0
41,900		PTT Global Chemical PCL	56,184	0.1
34,400	(2)	PTT Oil & Retail Business PCL	21,449	0.0
21,500		PTT Oil & Retail Business PCL - Foreign	13,406	0.0
121,800		PTT PCL	112,399	0.1
66,300		PTT PCL - Foreign	61,183	0.1
14,900		Ratch Group PCL	16,804	0.0
8,400		Ratch Group PCL - Foreign	9,473	0.0
9,700		SCB X PCL	29,144	0.0
5,900		SCB X PCL - Foreign	17,727	0.0
15,500		SCG Packaging PCL	21,011	0.0
9,200		SCG Packaging PCL - Foreign	12,471	0.0
13,900		Siam Cement PCL - Foreign	128,227	0.1
10,600		Srisawad Corp. PCL	16,403	0.0
5,000		Srisawad Corp. PCL - Foreign	7,737	0.0
13,800		Thai Oil PCL	21,206	0.0
8,800		Thai Oil PCL - Foreign	13,523	0.0
39,200		Thai Union Group PCL	16,185	0.0
20,800		Thai Union Group PCL - Foreign	8,588	0.0
138,800		True Corp. PCL	34,096	0.1
82,100		True Corp. PCL - Foreign	20,168	0.0
			2,673,066	2.1

		Turkey: 0.6%
58,089		Akbank TAS	51,400	0.1

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

13,126	Aselsan Elektronik Sanayi Ve Ticaret AS	35,578	0.0
8,605	BIM Birlesik Magazalar AS	66,833	0.1
26,909	Eregli Demir ve Celik Fabrikalari TAS	49,791	0.0
1,316	Ford Otomotiv Sanayi AS	40,190	0.0
18,913	Haci Omer Sabanci Holding AS	39,116	0.0
20,850	(1) Hektas Ticaret TAS	29,410	0.0
14,250	KOC Holding AS	56,921	0.1
19,684	Koza Altin Isletmeleri AS	22,194	0.0
901	(1) Pegasus Hava Tasimaciligi AS	21,342	0.0
8,228	(1) Sasa Polyester Sanayi AS	43,072	0.0
10,436	(1) Turk Hava Yollari	64,624	0.1
25,903	Turk Sise Ve Cam Fabrikalari	57,155	0.1
22,755	Turkcell Iletisim Hizmet AS	38,078	0.0
64,778	Turkiye Is Bankasi	43,855	0.0
2,601	Turkiye Petrol Rafinerileri AS	72,006	0.1
55,312	Yapi ve Kredi Bankasi AS	27,704	0.0
		759,269	0.6

	United Arab Emirates: 1.2%
54,780	Abu Dhabi Commercial Bank PJSC	123,972	0.1
27,057	Abu Dhabi Islamic Bank PJSC	73,591	0.1
58,518	Abu Dhabi National Oil Co. for Distribution PJSC	66,605	0.1
72,718	Aldar Properties PJSC	92,218	0.1
54,191	Dubai Islamic Bank PJSC	77,367	0.1
125,133	Emaar Properties PJSC	191,203	0.1
35,527	Emirates NBD Bank PJSC	127,134	0.1
65,566	Emirates Telecommunications Group Co. PJSC	393,950	0.3
83,065	First Abu Dhabi Bank PJSC	291,742	0.2
62,153	(1) Multiply Group PJSC	54,929	0.0
41,687	(1) Q Holding PJSC	28,850	0.0
		1,521,561	1.2

	Total Common Stock
	(Cost $117,654,337)	120,992,097	94.0

EXCHANGE-TRADED FUNDS: 0.2%
6,224	iShares MSCI Emerging Markets ETF	245,599	0.2

	Total Exchange-Traded Funds
	(Cost $233,564)	245,599	0.2

PREFERRED STOCK: 2.0%
	Brazil: 1.2%
99,321	Banco Bradesco SA	258,862	0.2
4,949	Centrais Eletricas Brasileiras SA	35,386	0.0
25,895	Cia Energetica de Minas Gerais	58,601	0.1
21,587	Gerdau SA	107,755	0.1
90,683	Itau Unibanco Holding S.A.	444,608	0.4
94,647	Itausa SA	153,498	0.1
89,399	Petroleo Brasileiro SA	412,737	0.3
		1,471,447	1.2

	Chile: 0.2%
2,659	Sociedad Quimica y Minera de Chile SA	213,418	0.2

	Colombia: 0.0%
8,509	Bancolombia SA	53,316	0.0

	South Korea: 0.6%
436	Hyundai Motor Co.	31,697	0.0
672	Hyundai Motor Co.- Series 2	49,639	0.1
142	LG Chem Ltd.	34,024	0.0
15,496	Samsung Electronics Co., Ltd.	644,860	0.5
		760,220	0.6

	Total Preferred Stock
	(Cost $2,402,615)	2,498,401	2.0

RIGHTS: 0.0%
	Brazil: 0.0%
61	(1) Localiza Rent a Car SA	158	0.0

	Total Rights
	(Cost $–)	158	0.0

	Total Investments in Securities (Cost $120,290,516)	$123,736,255	96.2
	Assets in Excess of Other Liabilities	4,932,683	3.8
	Net Assets	$128,668,938	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Sector Diversification	Percentage of Net Assets
Financials	20.1%
Information Technology	19.8
Consumer Discretionary	13.2
Communication Services	10.1
Materials	8.3
Consumer Staples	6.3
Industrials	5.8
Energy	4.5
Health Care	3.6
Utilities	2.5
Real Estate	1.8
Exchange-Traded Funds	0.2
Assets in Excess of Other Liabilities	3.8
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock
Brazil	$4,485,172	$–	$–	$4,485,172
Chile	447,725	–	–	447,725
China	3,359,936	36,992,375	–	40,352,311
Colombia	58,715	–	–	58,715
Czech Republic	147,937	74,765	–	222,702
Egypt	–	106,191	–	106,191
Greece	–	471,821	–	471,821
Hungary	–	231,133	–	231,133
India	–	16,059,958	–	16,059,958
Indonesia	–	2,361,494	–	2,361,494
Kuwait	–	1,080,145	–	1,080,145
Malaysia	170,155	1,643,192	–	1,813,347
Mexico	3,389,333	–	–	3,389,333
Peru	209,354	–	–	209,354
Philippines	–	871,039	–	871,039
Poland	–	835,418	–	835,418
Qatar	38,671	1,077,042	–	1,115,713
Saudi Arabia	64,683	4,801,078	–	4,865,761
Singapore	–	32,570	–	32,570
South Africa	1,337,331	3,032,209	–	4,369,540
South Korea	–	13,939,600	–	13,939,600
Taiwan	–	18,719,159	–	18,719,159
Thailand	54,264	2,618,802	–	2,673,066
Turkey	100,227	659,042	–	759,269
United Arab Emirates	66,605	1,454,956	–	1,521,561
Total Common Stock	13,930,108	107,061,989	–	120,992,097
Exchange-Traded Funds	245,599	–	–	245,599
Preferred Stock	1,738,181	760,220	–	2,498,401
Rights	158	–	–	158
Total Investments, at fair value	$15,914,046	$107,822,209	$–	$123,736,255
Other Financial Instruments+
Futures	138,405	–	–	138,405
Total Assets	$16,052,451	$107,822,209	$–	$123,874,660

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2023, the following futures contracts were outstanding for Voya VACS Index Series EM Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI Emerging Markets Index	92	06/16/23	$4,579,300	$138,405
			$4,579,300	$138,405

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $121,717,825.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$3,907,869
Gross Unrealized Depreciation	(460,322)
Net Unrealized Appreciation	$3,447,547